Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2023
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted	Not applicable.